Summary of Significant Accounting Policies and Use of Estimates (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies and Use of Estimates [Abstract]
Schedule of Key Financial Information Regarding the Operating Single Segment

For the year ended December 31 2025, 2024 and 2023, the key financial information regarding the operating single segment comprise the following:

	January 1 - Dec 31, 2025	January 1 - Dec 31, 2024	January 1 - Dec 31, 2023

Revenue	39,241,487	18,659,655	20,029,552
-Cost of revenue	(15,253,318)	(21,548,566)	(24,084,598)
-General and administrative expenses	(28,051,013)	(49,248,578)	(15,130,045)
-Selling and marketing expenses	(12,953,898)	(9,347,807)	(7,347,777)
-Research and development expenses	(3,007,443)	(1,963,025)	(1,954,842)
-Other expense	(9,399,169)	(3,055,655)	(2,773,643)
-Other income	891,241	1,194,039	657,926
-Fair value gain on derivative instrument	1,381,157	-	-
-Financial income	1,350,670	1,408,491	3,561,427
-Financial expense	(15,645,752)	(9,979,536)	(6,772,719)
Segment Loss Before Income Tax Expense	(41,446,038)	(73,880,982)	(33,814,719)
Loss Before Income Tax Expense	(41,446,038)	(73,880,982)	(33,814,719)

Schedule of Useful Lives for the Depreciation

The table below, shows the useful lives for the depreciation calculation using the straight-line method:

Type of asset	Estimated economic life (year)
Rental vehicles
- Rental electric scooters	2-3 years
- Rental electric bikes	2-3 years
- Rental electric mopeds	3-4 years
Furniture and fixtures	3-7 years
Leasehold improvements	1-5 years